INCOME TAXES - Components of the deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforward	$ 44,731	$ 34,484
Depreciation and amortization of property, equipment, software, intangible asset and capitalized R&D expenses	21,438	11,621
Share-based compensation expenses	1,465	1,394
Lease liability	725	911
Available-for-sale debt securities	3,526	3,871
Tax credits	4,646	4,485
Other	494	93
Less: valuation allowance	(76,361)	(56,015)	$ (39,503)	$ (38,615)
Total deferred tax assets	664	844
Deferred tax liabilities:
Right-of-use assets	664	844
Total deferred tax liabilities	664	844
Deferred tax assets, net	$ 0	$ 0